Options Outstanding by Exercise Price Range (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 21.95
Exercise price upper range limit	$ 74.51
Number of options, outstanding	12,928
Weighted average remaining contractual life, outstanding (in years)	4 years 7 days
Weighted average exercise price, outstanding	$ 47.72
Number of options, exercisable	8,058
Weighted average remaining contractual life, exercisable (in years)	3 years 2 months 23 days
Weighted average exercise price, exercisable	$ 41.72
21.95 - 29.49
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 21.95
Exercise price upper range limit	$ 29.49
Number of options, outstanding	3,655
Weighted average remaining contractual life, outstanding (in years)	1 year 9 months 18 days
Weighted average exercise price, outstanding	$ 27.30
Number of options, exercisable	3,595
Weighted average remaining contractual life, exercisable (in years)	1 year 9 months 18 days
Weighted average exercise price, exercisable	$ 27.31
33.20 - 47.97
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 33.20
Exercise price upper range limit	$ 47.97
Number of options, outstanding	251
Weighted average remaining contractual life, outstanding (in years)	3 years 1 month 6 days
Weighted average exercise price, outstanding	$ 39.27
Number of options, exercisable	172
Weighted average remaining contractual life, exercisable (in years)	2 years 8 months 9 days
Weighted average exercise price, exercisable	$ 37.94
49.50 - 53.67
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 49.50
Exercise price upper range limit	$ 53.67
Number of options, outstanding	5,493
Weighted average remaining contractual life, outstanding (in years)	4 years 4 months 24 days
Weighted average exercise price, outstanding	$ 52.06
Number of options, exercisable	3,508
Weighted average remaining contractual life, exercisable (in years)	4 years 2 months 19 days
Weighted average exercise price, exercisable	$ 52.38
55.15 - 74.51
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 55.15
Exercise price upper range limit	$ 74.51
Number of options, outstanding	3,529
Weighted average remaining contractual life, outstanding (in years)	5 years 9 months 15 days
Weighted average exercise price, outstanding	$ 62.70
Number of options, exercisable	784
Weighted average remaining contractual life, exercisable (in years)	5 years 5 months 16 days
Weighted average exercise price, exercisable	$ 61.01